Pay vs Performance Disclosure	12 Months Ended			16 Months Ended	33 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Apr. 15, 2021	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Compensation Actually Paid
The table below sets forth information concerning the “compensation actually paid,” as determined under SEC rules, to our principal executive officer (including separate disclosure for our principal executive officer in 2021, in accordance with SEC rules) and to our other NEOs (our “Non-PEO NEOs”) (on an average basis) compared to certain measures of company performance for the fisca
l ye
ars e
nd
ed Dece
m
ber 2023, 2022, and 2021 (“PVP Table”):

	Summary Compensation Table Total for Current CEO	Summary Compensation Table Total for Prior CEO	Compensation Actually Paid to Current CEO (3)	Compensation Actually Paid to Prior CEO (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (2)(3)	Value of Initial Fixed $100 Investment Based On:		Company Net Income (Loss) (6)	Company Same-Store NOI Growth (7)
Year							Company Total Shareholder Return (4)	Peer Group Total Shareholder Return (4)(5)
2023	$4,742,747	N/A	$6,123,195	N/A	$809,895	$943,120	$166.54	$118.09	$11,646,760	3.1%
2022	$3,499,872	N/A	$3,797,556	N/A	$766,787	$797,477	$160.22	$106.05	$21,669,452	16.5%
2021 (1)	$3,454,270	$536,443	$5,390,178	$831,624	$688,610	$884,798	$152.68	$141.30	$(19,564,718)	24.5%

(1)
For the fiscal year ended December 31, 2021, Michael S. McClure (our “Prior CEO”) was our principal executive officer until April 15, 2021, at which time H. Michael Schwartz (our “Current CEO”) became our principal executive officer.

(2)	For the fiscal years ended December 31, 2023, 2022 and 2021, our Non-PEO NEOs consisted of: James Barry, Joe Robinson, Wayne Johnson, and Michael Terjung.
(3)	See tables below for the calculation of Compensation Actually Paid for each year presented.
(4)	Total Shareholder Return and Peer Group Total Shareholder Return assume $100 invested on December 31, 2020, including reinvestment of dividends.
(5)	The Peer Group referenced for Peer Group Total Shareholder Return consists of the FTSE Nareit All Equity Index.
(6)	Net Income (Loss) represents the net income or loss generated in each calendar year for the Company and all of its consolidated subsidiaries, calculated in accordance with GAAP.
(7)
We have identified Same-Store NOI Growth as our most important financial measure used by us to link compensation paid to our NEOs to company performance. Same-Store NOI is a non-GAAP measure. See Appendix A for a reconciliation to the most directly comparable GAAP financial measure.

Calculation of Compensation Actually Paid:

	2023
	Current CEO	Prior CEO	Average for Non-PEO NEOs
Summary Compensation Table Total	$4,742,747	N/A	$809,895
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$3,800,000	N/A	$343,750
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$3,409,691	N/A	$308,451
Increase for fair value of awards granted during year presented that vested during the year presented	$686,034	N/A	$62,061
Increase for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$809,195	N/A	$79,121
Increase for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$30,184	N/A	$3,358
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$—	N/A	$—
Increase based upon incremental fair value of awards modified during year presented	$—	N/A	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$245,346	N/A	$23,985

Compensation Actually Paid	$6,123,195	N/A	$943,120

	2022
	Current CEO	Prior CEO	Average for Non-PEO NEOs
Summary Compensation Table Total	$3,499,872	N/A	$766,787
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$1,900,000	N/A	$212,500
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$1,557,805	N/A	$174,228
Increase for fair value of awards granted during year presented that vested during the year presented	$359,494	N/A	$40,207
Increase for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$29,782	N/A	$3,049
Increase for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$20,469	N/A	$2,027
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$—	N/A	$—
Increase based upon incremental fair value of awards modified during year presented	$—	N/A	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$230,134	N/A	$23,679

Compensation Actually Paid	$3,797,556	N/A	$797,477

	2021
	Current CEO	Prior CEO	Average for Non-PEO NEOs
Summary Compensation Table Total	$3,454,270	$536,443	$688,610
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$1,850,000	$—	$177,500
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$2,291,862	$—	$219,895
Increase for fair value of awards granted during year presented that vested during the year presented	$528,891	$—	$50,745
Increase for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$676,181	$314,251	$72,481
Increase for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$107,776	$56,044	$12,394
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$—	$119,179	$—
Increase based upon incremental fair value of awards modified during year presented	$—	$—	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$181,198	$44,065	$18,173

Compensation Actually Paid	$5,390,178	$831,624	$884,798

Company Selected Measure Name	Same-Store NOI Growth
Named Executive Officers, Footnote	For the fiscal years ended December 31, 2023, 2022 and 2021, our Non-PEO NEOs consisted of: James Barry, Joe Robinson, Wayne Johnson, and Michael Terjung.
Peer Group Issuers, Footnote	The Peer Group referenced for Peer Group Total Shareholder Return consists of the FTSE Nareit All Equity Index.
Adjustment To PEO Compensation, Footnote
Calculation of Compensation Actually Paid:

	2023
	Current CEO	Prior CEO	Average for Non-PEO NEOs
Summary Compensation Table Total	$4,742,747	N/A	$809,895
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$3,800,000	N/A	$343,750
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$3,409,691	N/A	$308,451
Increase for fair value of awards granted during year presented that vested during the year presented	$686,034	N/A	$62,061
Increase for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$809,195	N/A	$79,121
Increase for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$30,184	N/A	$3,358
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$—	N/A	$—
Increase based upon incremental fair value of awards modified during year presented	$—	N/A	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$245,346	N/A	$23,985

Compensation Actually Paid	$6,123,195	N/A	$943,120

	2022
	Current CEO	Prior CEO	Average for Non-PEO NEOs
Summary Compensation Table Total	$3,499,872	N/A	$766,787
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$1,900,000	N/A	$212,500
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$1,557,805	N/A	$174,228
Increase for fair value of awards granted during year presented that vested during the year presented	$359,494	N/A	$40,207
Increase for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$29,782	N/A	$3,049
Increase for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$20,469	N/A	$2,027
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$—	N/A	$—
Increase based upon incremental fair value of awards modified during year presented	$—	N/A	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$230,134	N/A	$23,679

Compensation Actually Paid	$3,797,556	N/A	$797,477

	2021
	Current CEO	Prior CEO	Average for Non-PEO NEOs
Summary Compensation Table Total	$3,454,270	$536,443	$688,610
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$1,850,000	$—	$177,500
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$2,291,862	$—	$219,895
Increase for fair value of awards granted during year presented that vested during the year presented	$528,891	$—	$50,745
Increase for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$676,181	$314,251	$72,481
Increase for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$107,776	$56,044	$12,394
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$—	$119,179	$—
Increase based upon incremental fair value of awards modified during year presented	$—	$—	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$181,198	$44,065	$18,173

Compensation Actually Paid	$5,390,178	$831,624	$884,798

Non-PEO NEO Average Total Compensation Amount	$ 809,895	$ 766,787	$ 688,610
Non-PEO NEO Average Compensation Actually Paid Amount	$ 943,120	797,477	884,798
Adjustment to Non-PEO NEO Compensation Footnote
Calculation of Compensation Actually Paid:

	2023
	Current CEO	Prior CEO	Average for Non-PEO NEOs
Summary Compensation Table Total	$4,742,747	N/A	$809,895
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$3,800,000	N/A	$343,750
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$3,409,691	N/A	$308,451
Increase for fair value of awards granted during year presented that vested during the year presented	$686,034	N/A	$62,061
Increase for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$809,195	N/A	$79,121
Increase for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$30,184	N/A	$3,358
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$—	N/A	$—
Increase based upon incremental fair value of awards modified during year presented	$—	N/A	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$245,346	N/A	$23,985

Compensation Actually Paid	$6,123,195	N/A	$943,120

	2022
	Current CEO	Prior CEO	Average for Non-PEO NEOs
Summary Compensation Table Total	$3,499,872	N/A	$766,787
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$1,900,000	N/A	$212,500
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$1,557,805	N/A	$174,228
Increase for fair value of awards granted during year presented that vested during the year presented	$359,494	N/A	$40,207
Increase for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$29,782	N/A	$3,049
Increase for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$20,469	N/A	$2,027
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$—	N/A	$—
Increase based upon incremental fair value of awards modified during year presented	$—	N/A	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$230,134	N/A	$23,679

Compensation Actually Paid	$3,797,556	N/A	$797,477

	2021
	Current CEO	Prior CEO	Average for Non-PEO NEOs
Summary Compensation Table Total	$3,454,270	$536,443	$688,610
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$1,850,000	$—	$177,500
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$2,291,862	$—	$219,895
Increase for fair value of awards granted during year presented that vested during the year presented	$528,891	$—	$50,745
Increase for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$676,181	$314,251	$72,481
Increase for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$107,776	$56,044	$12,394
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$—	$119,179	$—
Increase based upon incremental fair value of awards modified during year presented	$—	$—	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$181,198	$44,065	$18,173

Compensation Actually Paid	$5,390,178	$831,624	$884,798

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Relationship between Compensation Actually Paid and Company Performance Metrics
When determining the compensation of our executives, we consider certain financial and non-financial metrics. The following is an unranked list of the most important financial and non-financial measures we used to link “compensation actually paid” to our NEOs for the fiscal year ended December 31, 2023 to company performance:

•	Same-store NOI growth

•	FFO, as adjusted per share

•	Same-store revenue growth

•	G&A expense

Total Shareholder Return Amount	$ 166.54	160.22	152.68
Peer Group Total Shareholder Return Amount	118.09	106.05	141.3
Net Income (Loss)	$ 11,646,760	$ 21,669,452	$ (19,564,718)
Company Selected Measure Amount	0.031	0.165	0.245
PEO Name				Michael S. McClure	H. Michael Schwartz
Measure:: 1
Pay vs Performance Disclosure
Name	Same-store NOI growth
Non-GAAP Measure Description	We have identified Same-Store NOI Growth as our most important financial measure used by us to link compensation paid to our NEOs to company performance. Same-Store NOI is a non-GAAP measure. See Appendix A for a reconciliation to the most directly comparable GAAP financial measure.
Measure:: 2
Pay vs Performance Disclosure
Name	FFO, as adjusted per share
Measure:: 3
Pay vs Performance Disclosure
Name	Same-store revenue growth
Measure:: 4
Pay vs Performance Disclosure
Name	G&A expense
H. Michael Schwartz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,742,747	$ 3,499,872	$ 3,454,270
PEO Actually Paid Compensation Amount	6,123,195	3,797,556	5,390,178
Michael S. McClure [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			536,443
PEO Actually Paid Compensation Amount			831,624
PEO | H. Michael Schwartz [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,800,000)	(1,900,000)	(1,850,000)
PEO | H. Michael Schwartz [Member] | Fair Value of Awards Granted During Year Presented That Remain Unvested As of Year End Presented [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,409,691	1,557,805	2,291,862
PEO | H. Michael Schwartz [Member] | Fair Value of Awards Granted During Year Presented That Vested During The Year Presented [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	686,034	359,494	528,891
PEO | H. Michael Schwartz [Member] | Change In Fair Value From Prior Year End Presented To YearEnd Presented of Awards Granted Prior To Year Presented That Were Outstanding And Unvested As of YearEnd Presented [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	809,195	29,782	676,181
PEO | H. Michael Schwartz [Member] | Change In Fair Value From Prior Year End Presented To Vesting Date of Awards Granted Prior To Year Presented That Vested During Year Presented [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,184	20,469	107,776
PEO | H. Michael Schwartz [Member] | Fair Value of Awards Granted Prior To Year Presented That Were Forfeited During Year Presented [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | H. Michael Schwartz [Member] | Incremental Fair Value of Awards Modified During Year Presented [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | H. Michael Schwartz [Member] | Dividends or Other Earnings Paid During Year Presented, Prior To Vesting Date of Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	245,346	230,134	181,198
PEO | Michael S. McClure [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Michael S. McClure [Member] | Fair Value of Awards Granted During Year Presented That Remain Unvested As of Year End Presented [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Michael S. McClure [Member] | Fair Value of Awards Granted During Year Presented That Vested During The Year Presented [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Michael S. McClure [Member] | Change In Fair Value From Prior Year End Presented To YearEnd Presented of Awards Granted Prior To Year Presented That Were Outstanding And Unvested As of YearEnd Presented [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			314,251
PEO | Michael S. McClure [Member] | Change In Fair Value From Prior Year End Presented To Vesting Date of Awards Granted Prior To Year Presented That Vested During Year Presented [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			56,044
PEO | Michael S. McClure [Member] | Fair Value of Awards Granted Prior To Year Presented That Were Forfeited During Year Presented [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(119,179)
PEO | Michael S. McClure [Member] | Incremental Fair Value of Awards Modified During Year Presented [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Michael S. McClure [Member] | Dividends or Other Earnings Paid During Year Presented, Prior To Vesting Date of Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			44,065
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(343,750)	(212,500)	(177,500)
Non-PEO NEO | Fair Value of Awards Granted During Year Presented That Remain Unvested As of Year End Presented [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	308,451	174,228	219,895
Non-PEO NEO | Fair Value of Awards Granted During Year Presented That Vested During The Year Presented [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,061	40,207	50,745
Non-PEO NEO | Change In Fair Value From Prior Year End Presented To YearEnd Presented of Awards Granted Prior To Year Presented That Were Outstanding And Unvested As of YearEnd Presented [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	79,121	3,049	72,481
Non-PEO NEO | Change In Fair Value From Prior Year End Presented To Vesting Date of Awards Granted Prior To Year Presented That Vested During Year Presented [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,358	2,027	12,394
Non-PEO NEO | Fair Value of Awards Granted Prior To Year Presented That Were Forfeited During Year Presented [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Incremental Fair Value of Awards Modified During Year Presented [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid During Year Presented, Prior To Vesting Date of Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 23,985	$ 23,679	$ 18,173